Stockholders' Equity - Valuation assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Exercise prices of options outstanding and exercisable
Grant date per share fair value of options	$ 2.66	$ 0.81	$ 0.41
Valuation assumptions:
Expected volatility		32.00%	32.00%
Risk-free interest rate		2.76%	1.14%
Minimum
Valuation assumptions:
Expected term (years)		5 years 7 months 6 days	5 years
Maximum
Valuation assumptions:
Expected term (years)		6 years 2 months 12 days	6 years 1 month 6 days